Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [Abstract]
Property, plant and equipment - Property, plant and equipment [Text Block]

Philips Group

Property, plant and equipment

in millions of EUR

	land and buildings		machinery and installations		other equipment		prepayments and construction in progress		total
	owned	right-of-use	owned	right-of-use	owned	right-of-use	owned	right-of-use	owned	right-of-use
Balance as of January 1, 2021
Cost	1,076	1,147	1,506	199	1,572	213	261	1	4,415	1,560
Accumulated depreciation	(539)	(310)	(1,028)	(144)	(1,185)	(86)			(2,752)	(540)
Book value	537	837	478	55	387	126	261	1	1,663	1,020
Change in book value:
Capital expenditures	9	150	62	21	77	44	261		409	215
Assets available for use	72	2	110		117	3	(305)		(5)	5
Acquisitions	-	43	9		43				53	43
Depreciation	(53)	(157)	(144)	(32)	(158)	(63)			(355)	(252)
Impairments	(1)	1	(6)	(5)	(11)	-	-		(18)	(4)
Transfer (to) from AHFS	(87)	(7)	(16)		(46)	(1)	(20)		(170)	(8)
Reclassifications	6	-	2		(10)	2	1	(1)	-	1
Translations differences and other	23	44	14	(2)	16	(4)	10	-	65	39
Total changes	(31)	77	33	(18)	29	(20)	(53)	(1)	(22)	38
Balance as of December 31, 2021
Cost	1,097	1,332	1,585	176	1,382	216	208		4,273	1,724
Accumulated depreciation	(591)	(418)	(1,074)	(139)	(967)	(109)			(2,632)	(666)
Book value	506	914	511	37	415	107	208		1,641	1,058

Philips Group

Property, plant and equipment

in millions of EUR

	land and buildings		machinery and installations		other equipment		prepayments and construction in progress		total
	owned	right-of-use	owned	right-of-use	owned	right-of-use	owned	right-of-use	owned	right-of-use
Balance as of January 1, 2020
Cost	876	1,355	1,531	251	1,549	232	323	1	4,279	1,839
Accumulated depreciation	(395)	(326)	(1,055)	(188)	(1,184)	(105)			(2,634)	(618)
Book value	481	1,029	476	63	365	127	323	1	1,645	1,221
Change in book value:
Capital expenditures	28	80	60	53	84	97	399	2	571	231
Assets available for use	117	2	162		160	3	(441)	(2)	(2)	2
Depreciation	(47)	(161)	(167)	(55)	(180)	(73)			(394)	(289)
Impairments	(3)	(5)	(13)	(4)	(16)		-	-	(32)	(10)
Reclassifications		(64)	(7)	(7)	(1)	(21)	(3)		(11)	(91)
Translations differences and other	(39)	(43)	(33)	5	(25)	(6)	(17)	-	(114)	(44)
Total changes	56	(192)	2	(8)	22	(1)	(62)		17	(201)
Balance as of December 31, 2020
Cost	1,076	1,147	1,506	199	1,572	213	261	1	4,415	1,560
Accumulated depreciation	(539)	(310)	(1,028)	(144)	(1,185)	(86)			(2,752)	(540)
Book value	537	837	478	55	387	126	261	1	1,663	1,020

Property, plant and equipment - Useful lives of property, plant and equipment [Text Block]	Philips Group Useful lives of property, plant and equipment in years

Buildings	from 5 to 50 years
Machinery and installations	from 3 to 20 years
Other equipment	from 1 to 10 years